Securities (Tables)	12 Months Ended
Dec. 31, 2020
Securities [Abstract]
Amortized Cost and Fair Values of Securities	The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2020 and Dec. 31, 2019.

Securities at Dec. 31, 2020		Gross unrealized		Fair value
	Amortized cost
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$23,557	$1,358	$21	$24,894
Agency residential mortgage-backed securities (“RMBS”)	21,919	479	51	22,347
Sovereign debt/sovereign guaranteed	12,202	190	1	12,391
Agency commercial mortgage-backed securities (“MBS”)	8,605	625	2	9,228
Supranational	7,086	75	1	7,160
Foreign covered bonds	6,658	68	1	6,725
Collateralized loan obligations (“CLOs”)	4,706	7	10	4,703
Foreign government agencies	4,086	49	—	4,135
U.S. government agencies	3,680	174	1	3,853
Other asset-backed securities (“ABS”)	3,135	32	3	3,164
Non-agency commercial MBS	2,864	159	6	3,017
Non-agency RMBS (a)	2,178	157	9	2,326
State and political subdivisions	2,270	39	1	2,308
Corporate bonds	1,945	50	1	1,994
Commercial paper/certificates of deposit (“CDs”)	249	—	—	249
Other debt securities	1	—	—	1
Total securities available-for-sale (b)(c)	$105,141	$3,462	$108	$108,495
Held-to-maturity:
Agency RMBS	$38,355	$1,055	$14	$39,396
U.S. Treasury	2,938	90	—	3,028
U.S. government agencies	2,816	4	6	2,814
Agency commercial MBS	2,659	105	2	2,762
Sovereign debt/sovereign guaranteed	1,050	42	—	1,092
Non-agency RMBS	58	3	—	61
Supranational	55	—	—	55
State and political subdivisions	15	1	—	16
Total securities held-to-maturity	$47,946	$1,300	$22	$49,224
Total securities	$153,087	$4,762	$130	$157,719
(a)    Includes $487 million that was included in the former Grantor Trust.
(b)    In 2020, we adopted new accounting guidance included in ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The amortized cost of available-for-sale securities is net of the allowance for credit loss of $11 million. The allowance for credit loss primarily relates to CLOs. See Note 2 for additional information.
(c)    Includes gross unrealized gains of $75 million and gross unrealized losses of $44 million recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains are primarily related to agency commercial MBS and losses are primarily related to agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities.

Securities at Dec. 31, 2019		Gross unrealized
	Amortized cost			Fair value
(in millions)		Gains	Losses
Available-for-sale:
Agency RMBS	$27,022	$164	$143	$27,043
U.S. Treasury	14,979	472	20	15,431
Sovereign debt/sovereign guaranteed	12,548	109	11	12,646
Agency commercial MBS	9,231	203	17	9,417
Foreign covered bonds	4,189	15	7	4,197
CLOs	4,078	1	16	4,063
Supranational	3,697	18	6	3,709
Foreign government agencies	2,638	7	2	2,643
Non-agency commercial MBS	2,134	46	2	2,178
Other ABS	2,141	7	5	2,143
U.S. government agencies	1,890	61	2	1,949
Non-agency RMBS (a)	1,038	202	7	1,233
State and political subdivisions	1,017	27	—	1,044
Corporate bonds	832	21	—	853
Other debt securities	1	—	—	1
Total securities available-for-sale (b)	$87,435	$1,353	$238	$88,550
Held-to-maturity:
Agency RMBS	$27,357	$292	$46	$27,603
U.S. Treasury	3,818	28	3	3,843
Agency commercial MBS	1,326	21	3	1,344
U.S. government agencies	1,023	1	2	1,022
Sovereign debt/sovereign guaranteed	756	31	—	787
Non-agency RMBS	80	4	1	83
Foreign covered bonds	79	—	—	79
Supranational	27	—	—	27
State and political subdivisions	17	—	—	17
Total securities held-to-maturity	$34,483	$377	$55	$34,805
Total securities	$121,918	$1,730	$293	$123,355
(a)    Includes $640 million that was included in the former Grantor Trust.
(b)    Includes gross unrealized gains of $32 million and gross unrealized losses of $65 million recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities.

Schedule of Realized Gains, Losses, and Impairments
The following table presents the realized gains, losses and impairments, on a gross basis.

Net securities gains (losses)
(in millions)	2020	2019	2018
Realized gross gains	$46	$23	$8
Realized gross losses	(13)	(39)	(55)
Recognized gross impairments	—	(2)	(1)
Total net securities gains (losses)	$33	$(18)	$(48)

Pre-Tax Securities Gains (Losses) by Type
The following table presents pre-tax net securities gains (losses) by type.

Net securities gains (losses)
(in millions)	2020	2019	2018
Foreign government agencies	$8	$(3)	$(1)
U.S. Treasury	8	(13)	(4)
Supranational	7	(2)	—
Agency RMBS	—	1	(42)
Other	10	(1)	(1)
Total net securities gains (losses)	$33	$(18)	$(48)

Debt Securities, Available-for-sale Securities, Unrealized Loss Position, Fair Value	The following table shows the aggregate fair value of available-for-sale securities with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more without an allowance for credit losses.

Available-for-sale securities in an unrealized loss position without an allowance for credit losses at Dec. 31, 2020 (a)	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
(in millions)
Agency RMBS	$850	$4	$1,965	$47	$2,815	$51
U.S. Treasury	4,253	21	—	—	4,253	21
Sovereign debt/sovereign guaranteed	1,349	1	135	—	1,484	1
Agency commercial MBS	440	1	266	1	706	2
Foreign covered bonds	468	1	90	—	558	1
Supranational	1,041	1	132	—	1,173	1
CLOs	1,849	6	579	4	2,428	10
U.S. government agencies	160	1	—	—	160	1
Other ABS	449	2	226	1	675	3
Non-agency commercial MBS	468	4	170	2	638	6
Non-agency RMBS (b)	973	3	103	6	1,076	9
State and political subdivisions	273	1	2	—	275	1
Corporate bonds	282	1	—	—	282	1
Total securities available-for-sale (c)	$12,855	$47	$3,668	$61	$16,523	$108
(a)    Includes $1.6 billion of securities with an unrealized loss of greater than $1 million.
(b)    Includes $16 million of securities with an unrealized loss of less than $1 million for less than 12 months and $2 million of securities with an unrealized loss of less than $1 million for 12 months or more that were included in the former Grantor Trust.
(c)    Includes gross unrealized losses of $44 million for 12 months or more recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses are primarily related to agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities. There were no gross unrealized losses for less than 12 months.
The following table presents the temporarily impaired securities under the disclosure guidance that existed prior to the adoption of ASU 2016-13 and shows the aggregate fair value of available-for-sale securities with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more.

Temporarily impaired securities at Dec. 31, 2019	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Agency RMBS	$8,373	$33	$5,912	$110	$14,285	$143
U.S. Treasury	1,976	16	766	4	2,742	20
Sovereign debt/sovereign guaranteed	4,045	10	225	1	4,270	11
Agency commercial MBS	1,960	12	775	5	2,735	17
Foreign covered bonds	1,009	4	690	3	1,699	7
CLOs	1,066	2	1,499	14	2,565	16
Supranational	1,336	6	360	—	1,696	6
Foreign government agencies	1,706	2	47	—	1,753	2
Non-agency commercial MBS	525	2	45	—	570	2
Other ABS	456	3	305	2	761	5
U.S. government agencies	377	2	—	—	377	2
Non-agency RMBS (a)	101	—	113	7	214	7
State and political subdivisions	—	—	16	—	16	—
Corporate bonds	82	—	21	—	103	—
Total securities available-for-sale (b)	$23,012	$92	$10,774	$146	$33,786	$238
(a)    Includes $2 million of securities with an unrealized loss of less than $1 million for less than 12 months and $2 million of securities with an unrealized loss of less than $1 million for 12 months or more that were included in the former Grantor Trust.
(b)    Includes gross unrealized losses of $65 million for 12 months or more recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses are primarily related to agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities. There were no gross unrealized losses for less than 12 months.

Debt Securities, Held-to-maturity, Credit Quality Indicator
The following table shows the credit quality of the held-to-maturity securities. We have included certain credit ratings information because the information can indicate the degree of credit risk to which we are exposed. Significant changes in ratings classifications could indicate increased credit risk for us and could be accompanied by a reduction in the fair value of our securities portfolio.

Held-to-maturity securities portfolio at Dec. 31, 2020 (a)			Ratings (b)
		Net unrealized gain				BB+ and lower	A1+/A2/SP-1
(dollars in millions)	Amortized cost		AAA/ AA-	A+/ A-	BBB+/ BBB-			Not rated
Agency RMBS	$38,355	$1,041	100%	—%	—%	—%	—%	—%
U.S. Treasury	2,938	90	100	—	—	—	—	—
U.S. government agencies	2,816	(2)	100	—	—	—	—	—
Agency commercial MBS	2,659	103	100	—	—	—	—	—
Sovereign debt/sovereign guaranteed (c)	1,050	42	98	—	—	—	2	—
Non-agency RMBS	58	3	28	55	2	14	—	1
Supranational	55	—	100	—	—	—	—	—
State and political subdivisions	15	1	6	2	6	—	—	86
Total held-to-maturity securities	$47,946	$1,278	100%	—%	—%	—%	—%	—%
(a)    In 2020, we adopted new accounting guidance included in ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. See Note 2 for additional information.
(b)    Represents ratings by Standard & Poor’s (“S&P”) or the equivalent.
(c)    Primarily consists of exposure to France, UK and Germany.

Maturity Distribution by Carrying Amount and Yield (on Tax Equivalent Basis) of Investment Securities Portfolio
The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our securities portfolio.

Maturity distribution and yields on securities at Dec. 31, 2020	U.S. Treasury		U.S. government agencies		State and political subdivisions		Other bonds, notes and debentures		Mortgage/ asset-backed
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Total
Securities available-for-sale:
One year or less	$3,549	1.47%	$25	2.55%	$744	1.30%	$9,067	0.50%	$—	—%	$13,385
Over 1 through 5 years	10,619	1.16	2,125	0.71	530	2.94	18,806	0.58	—	—	32,080
Over 5 through 10 years	7,571	1.43	1,562	2.30	688	1.58	4,531	0.72	—	—	14,352
Over 10 years	3,155	3.11	141	1.98	346	2.23	251	1.04	—	—	3,893
Mortgage-backed securities	—	—	—	—	—	—	—	—	36,918	2.19	36,918
Asset-backed securities	—	—	—	—	—	—	—	—	7,867	1.64	7,867
Total	$24,894	1.53%	$3,853	1.41%	$2,308	1.90%	$32,655	0.58%	$44,785	2.10%	$108,495
Securities held-to-maturity:
One year or less	$1,031	2.11%	$—	—%	$—	—%	$70	0.19%	$—	—%	$1,101
Over 1 through 5 years	1,907	1.91	880	0.68	2	5.67	953	0.69	—	—	3,742
Over 5 through 10 years	—	—	1,518	1.07	—	—	82	0.60	—	—	1,600
Over 10 years	—	—	418	2.30	13	4.76	—	—	—	—	431
Mortgage-backed securities	—	—	—	—	—	—	—	—	41,072	2.46	41,072
Total	$2,938	1.98%	$2,816	1.13%	$15	4.91%	$1,105	0.65%	$41,072	2.46%	$47,946
(a)Yields are based upon the amortized cost of securities.